Condensed Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Statement of Cash Flows [Abstract]
Deferred revenue from related parties	$ 54,632
Reverse recapitalization redemption amount	867,253
Offering costs	$ 106,838